Summary of significant accounting policies (Details - Fair value measurements of financial liabilities) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant liabilties	$ 308,964
Derivative liability - convertible note conversion option	311,048
Total	620,012
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilties	0
Derivative liability - convertible note conversion option	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilties	0
Derivative liability - convertible note conversion option	0
Total	0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilties	308,964
Derivative liability - convertible note conversion option	311,048
Total	$ 620,012	$ 0